Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of the Plan and Equipment (Details)	Sep. 30, 2025	Dec. 31, 2024
Furniture and Fixtures [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of the Plan and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of the Plan and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years	5 years
Leasehold Improvements [Member]
Schedule of Estimated Useful Lives of the Plan and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	the lesser of useful life or term of lease	the lesser of useful life or term of lease
Medical Instruments [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of the Plan and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years	3 years
Medical Instruments [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of the Plan and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years	10 years
Motor Vehicles [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of the Plan and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years	3 years
Motor Vehicles [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of the Plan and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years	5 years
Office Equipment [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of the Plan and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years	3 years
Office Equipment [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of the Plan and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years	5 years